SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
CURRENT ASSETS
Cash	$ 3,765,978	¥ 500,000	$ 80,466
Due from subsidiaries	527,389		33,228
Prepaid expenses and other current assets	8,710,796		4,296,949
TOTAL CURRENT ASSETS	45,760,451		39,793,857
NON-CURRENT ASSETS
TOTAL NON-CURRENT ASSETS	39,425,164		21,971,575
TOTAL ASSETS	85,185,615		61,765,432
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	27,187,876		17,415,893
SHAREHOLDERS’ EQUITY
Retailed earnings	16,630,831		18,741,685
Accumulated other comprehensive loss	(2,875,571)		(2,577,418)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	57,550,680		43,906,691
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	85,185,615		61,765,432
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	152,174		1,928
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,042		2,042
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	527,389		33,228
Parent Company [Member]
CURRENT ASSETS
Cash	45,665		414
Prepaid expenses and other current assets	2,374,808		5,474,580
TOTAL CURRENT ASSETS	25,823,259		16,100,985
NON-CURRENT ASSETS
Investment in subsidiaries	31,727,421		27,805,706
TOTAL NON-CURRENT ASSETS	31,727,421		27,805,706
TOTAL ASSETS	57,550,680		43,906,691
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	40,791,764		25,005,100
Retailed earnings	19,480,271		21,475,039
Accumulated other comprehensive loss	(2,875,571)		(2,577,418)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	57,550,680		43,906,691
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	57,550,680		43,906,691
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	152,174		1,928
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,042		2,042
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	$ 23,402,786		$ 10,625,991